RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Risk Management [Abstract]
Summary of Credit Risk Exposure
Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date is as follows:

	As at December 31,
	2023	2022
Cash and cash equivalents	25,429	29,664
Trade and other receivables (excluding prepayments and deferred compensation cost)	20,136	11,029
	45,565	40,693

Summary of Aging of Trade Receivables
The aging of trade receivables that are past due but not impaired is shown below:

	As at December 31,
	2023	2022
Between one and two months	264	471
Between two and three months	849	109
More than three months	1,212	205
	2,325	785

Summary of Credit Loss Allowance Activity
The activity in the credit loss allowance was as follows:

	Year ended December 31,
	2023	2022
Balance at the beginning of the period	877	142
Movements in credit loss allowance	914	796
Translation effect	(34)	(61)
Balance at the end of the period	1,757	877

Disclosure of Maturity Analysis for Non-derivative Financial Liabilities
The following tables summarize the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Balances due less than 1 year equal their carrying values as the impact of discounting is insignificant.

	Less than 1 year	Between 1 and 2 years	More than 2 years	TOTAL
As of December 31, 2023
Deferred consideration	19,229	—	—	19,229
Trade and other payables	7,373	—	—	7,373
Lease liability	533	522	1,018	2,073
Total	27,135	522	1,018	28,675
As of December 31, 2022
Contingent consideration	19,860	12,471	—	32,331
Deferred consideration	2,800	5,000	—	7,800
Trade and other payables	3,328	290	—	3,618
Lease liability	554	510	1,445	2,509
Total	26,542	18,271	1,445	46,258